Financial Instruments - Summary of The Amounts Disclosed In The Table Are The Contractual Undiscounted Cash Flows (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year [Member]
Non-derivatives
Trade payables	$ 15,839	$ 14,829
Lease liabilities	1,617	1,863
Accounts payable from acquisition of subsidiaries	29
Total non-derivatives	17,485	16,692
Between 1 and 2 years [Member]
Non-derivatives
Trade payables	0	0
Lease liabilities	1,307	1,408
Accounts payable from acquisition of subsidiaries	0
Total non-derivatives	1,307	1,408
More than 2 years [Member]
Non-derivatives
Trade payables	0	0
Lease liabilities	611	1,123
Accounts payable from acquisition of subsidiaries	1,068
Total non-derivatives	$ 1,679	$ 1,123